Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Receipts from customers	$ 168,550	$ 188,371
Research & Development tax incentive grant		890,113
Interest received		36
Interest and other costs of finance paid	(25,939)	(54,905)
Payments to suppliers and employees	(4,516,119)	(4,471,599)
Net cash used in operating activities	(4,373,508)	(3,447,984)
Cash flows from investing activities
Payments for property, plant and equipment	(6,470)	(89,524)
Loans to other entities	(1,000,000)	(261,912)
Payments for investments	(187,300)	(2,076,826)
Payments for application development costs		(15,980)
Cash acquired from acquisition of Investee companies	343,607
Net cash used in investing activities	(850,163)	(2,444,242)
Cash flows from financing activities
Proceeds from issue of shares		16,706,783
Proceeds from exercise of options		1,174,903
Proceeds from borrowings		700,000
Share issue transaction costs	(178,250)	(2,357,284)
Repayment of borrowings		(218,047)
Repayment of lease liabilities		(40,355)
Net cash from/(used in) financing activities	(178,250)	15,966,000
Net increase/(decrease) in cash and cash equivalents	(5,401,921)	10,073,774
Cash and cash equivalents at the beginning of the financial half-year	6,011,368	2,172,499
Effects of exchange rate changes on cash and cash equivalents	(932)	39,409
Cash and cash equivalents at the end of the financial half-year	$ 608,515	$ 12,285,682